LVIP BlackRock Real Estate Fund
Schedule of Investments
March 31, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–98.81%
Australia–6.31%
†DigiCo Infrastructure REIT	461,895	$876,754
Goodman Group	304,442	5,463,707
Lendlease Corp. Ltd.	327,416	1,216,343
National Storage REIT	2,506,456	3,499,254
†NEXTDC Ltd.	256,426	1,836,644
Region RE Ltd.	1,146,393	1,492,524
Stockland	750,407	2,315,422
		16,700,648
Belgium–0.67%
VGP NV	20,498	1,781,543
		1,781,543
Canada–0.66%
Choice Properties Real Estate Investment Trust	179,157	1,736,729
		1,736,729
France–1.62%
†Unibail-Rodamco-Westfield	50,944	4,295,109
		4,295,109
Germany–1.98%
Sirius Real Estate Ltd.	1,009,321	1,101,702
Vonovia SE	153,479	4,130,166
		5,231,868
Hong Kong–3.40%
Link REIT	855,460	4,008,830
Sun Hung Kai Properties Ltd.	364,000	3,468,064
Wharf Real Estate Investment Co. Ltd.	624,046	1,515,261
		8,992,155
Japan–9.27%
GLP J-Reit	705	567,151
Invincible Investment Corp.	3,610	1,521,196
Japan Airport Terminal Co. Ltd.	56,400	1,554,936
Japan Hotel REIT Investment Corp.	5,722	2,770,188
Katitas Co. Ltd.	100,300	1,328,782
KDX Realty Investment Corp.	2,010	1,981,902
Mitsubishi Estate Co. Ltd.	469,000	7,666,241
Mitsui Fudosan Logistics Park, Inc.	3,907	2,683,854
Orix JREIT, Inc.	1,861	2,188,940
Tokyu Fudosan Holdings Corp.	336,800	2,259,776
		24,522,966
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Singapore–1.49%
CapitaLand Investment Ltd.	1,016,800	$2,056,481
Keppel DC REIT	1,181,900	1,882,780
		3,939,261
Spain–1.24%
Merlin Properties Socimi SA	307,587	3,280,910
		3,280,910
Sweden–1.42%
†Castellum AB	155,910	1,718,269
Sagax AB Class B	97,716	2,050,175
		3,768,444
Switzerland–1.20%
Swiss Prime Site AG	25,920	3,180,854
		3,180,854
United Kingdom–3.93%
Derwent London PLC	49,210	1,173,447
Great Portland Estates PLC	332,346	1,277,190
Land Securities Group PLC	68,382	487,389
Tritax Big Box REIT PLC	2,573,392	4,667,145
UNITE Group PLC	265,474	2,793,733
		10,398,904
United States–65.62%
Agree Realty Corp.	50,969	3,934,297
Alexandria Real Estate Equities, Inc.	39,724	3,674,867
American Homes 4 Rent Class A	132,744	5,019,051
AvalonBay Communities, Inc.	57,199	12,276,049
Brixmor Property Group, Inc.	96,863	2,571,713
BXP, Inc.	66,739	4,484,193
Cousins Properties, Inc.	74,699	2,203,621
CubeSmart	115,501	4,933,048
Digital Realty Trust, Inc.	23,576	3,378,205
EastGroup Properties, Inc.	26,661	4,696,335
EPR Properties	37,146	1,954,251
Equinix, Inc.	16,180	13,192,363
Essential Properties Realty Trust, Inc.	110,356	3,602,020
Extra Space Storage, Inc.	49,724	7,383,517
Federal Realty Investment Trust	26,459	2,588,219
Healthpeak Properties, Inc.	171,965	3,477,132
Iron Mountain, Inc.	97,737	8,409,291
LVIP BlackRock Real Estate Fund–1

LVIP BlackRock Real Estate Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
Lamar Advertising Co. Class A	5,833	$663,679
Lineage, Inc.	33,595	1,969,675
Mid-America Apartment Communities, Inc.	45,677	7,654,552
Omega Healthcare Investors, Inc.	68,158	2,595,457
Prologis, Inc.	146,299	16,354,765
Realty Income Corp.	86,005	4,989,150
Regency Centers Corp.	64,639	4,767,773
Ryman Hospitality Properties, Inc.	35,539	3,249,686
SBA Communications Corp.	6,598	1,451,626
Simon Property Group, Inc.	57,191	9,498,281
Sun Communities, Inc.	31,869	4,099,628
Sunstone Hotel Investors, Inc.	109,519	1,030,574
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
Ventas, Inc.	110,778	$7,617,095
Vertiv Holdings Co. Class A	9,359	675,720
VICI Properties, Inc.	240,683	7,851,079
Welltower, Inc.	74,233	11,373,238
		173,620,150
Total Common Stock (Cost $223,409,421)		261,449,541

MONEY MARKET FUND–1.00%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 4.29%)	2,629,407	2,629,407
Total Money Market Fund (Cost $2,629,407)		2,629,407

TOTAL INVESTMENTS–99.81% (Cost $226,038,828)	264,078,948
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.19%	515,588
NET ASSETS APPLICABLE TO 35,324,165 SHARES OUTSTANDING–100.00%	$264,594,536

ΔSecurities have been classified by country of origin.
†Non-income producing.

The following foreign currency exchange contracts were outstanding at March 31, 2025:
Foreign Currency Exchange Contracts
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BCLY	CAD	9,000	USD	(6,279)	4/16/25	$—	$(20)
BCLY	EUR	209,000	USD	(219,797)	4/16/25	6,388	—
BCLY	EUR	33,000	USD	(35,845)	4/16/25	—	(132)
BCLY	GBP	25,000	USD	(31,606)	4/16/25	687	—
BCLY	HKD	(46,929,000)	USD	6,035,967	4/16/25	2,119	—
BCLY	NOK	1,729,000	USD	(150,599)	4/16/25	13,745	—
BCLY	SEK	7,330,000	USD	(652,673)	4/16/25	77,256	—
BOA	CAD	10,000	USD	(6,989)	4/16/25	—	(35)
BOA	CHF	275,000	USD	(312,534)	4/16/25	—	(1,100)
BOA	GBP	(248,000)	USD	321,077	4/16/25	734	—
BOA	HKD	224,000	USD	(28,804)	4/16/25	—	(3)
BOA	JPY	(58,020,000)	USD	390,602	4/16/25	3,085	—
BOA	JPY	166,401,000	USD	(1,123,763)	4/16/25	—	(12,367)
BOA	JPY	8,851,000	USD	(59,032)	4/16/25	84	—
CITI	CAD	48,000	USD	(33,359)	4/16/25	22	—
CITI	GBP	249,000	USD	(302,212)	4/16/25	19,422	—
DB	AUD	(3,338,000)	USD	2,125,507	4/16/25	39,487	—
DB	CAD	(230,000)	USD	160,633	4/16/25	681	—
DB	EUR	(2,388,000)	USD	2,459,801	4/16/25	—	(124,550)
DB	GBP	(153,000)	USD	187,850	4/16/25	—	(9,780)
DB	GBP	(455,000)	USD	588,777	4/16/25	1,053	—
DB	JPY	(123,208,257)	USD	791,738	4/16/25	—	(31,173)
DB	JPY	(20,817,000)	USD	139,715	4/16/25	678	—
LVIP BlackRock Real Estate Fund–2

LVIP BlackRock Real Estate Fund
Schedule of Investments (continued)
Foreign Currency Exchange Contracts (continued)
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
DB	SGD	(147,000)	USD	107,989	4/16/25	$—	$(1,520)
GSI	AUD	2,329,000	USD	(1,475,233)	4/16/25	—	(19,769)
GSI	AUD	106,000	USD	(66,154)	4/16/25	89	—
GSI	CAD	10,000	USD	(7,055)	4/16/25	—	(101)
GSI	EUR	445,000	USD	(484,722)	4/16/25	—	(3,132)
GSI	GBP	18,000	USD	(23,354)	4/16/25	—	(103)
HSBC	AUD	(1,149,000)	USD	728,071	4/16/25	10,026	—
HSBC	CHF	178,000	USD	(202,884)	4/16/25	—	(1,302)
HSBC	EUR	29,000	USD	(31,311)	4/16/25	74	—
HSBC	GBP	(127,000)	USD	164,757	4/16/25	711	—
HSBC	GBP	45,000	USD	(58,230)	4/16/25	—	(103)
HSBC	HKD	3,154,000	USD	(406,265)	4/16/25	—	(743)
HSBC	ILS	3,293,000	USD	(898,457)	4/16/25	—	(12,494)
HSBC	JPY	21,087,000	USD	(139,482)	4/16/25	1,359	—
HSBC	JPY	(319,000)	USD	2,102	4/16/25	—	(28)
HSBC	NZD	1,309,000	USD	(727,917)	4/16/25	15,557	—
HSBC	SGD	4,467,000	USD	(3,263,888)	4/16/25	63,863	—
HSBC	SGD	297,000	USD	(222,890)	4/16/25	—	(1,636)
JPMC	CAD	113,000	USD	(78,733)	4/16/25	—	(148)
JPMC	CHF	82,000	USD	(90,233)	4/16/25	2,631	—
JPMC	CHF	128,000	USD	(146,032)	4/16/25	—	(1,074)
JPMC	EUR	(537,000)	USD	565,077	4/16/25	—	(16,078)
JPMC	GBP	373,000	USD	(465,236)	4/16/25	16,568	—
JPMC	GBP	(637,000)	USD	805,901	4/16/25	—	(16,913)
JPMC	JPY	23,934,000	USD	(155,219)	4/16/25	4,637	—
JPMC	JPY	(59,938,000)	USD	392,204	4/16/25	—	(8,123)
JPMC	JPY	113,097,000	USD	(763,151)	4/16/25	—	(7,773)
SCB	AUD	69,000	USD	(42,916)	4/16/25	204	—
SCB	CHF	(414,000)	USD	465,003	4/16/25	—	(3,847)
SCB	EUR	7,000	USD	(7,580)	4/16/25	—	(5)
SCB	EUR	42,000	USD	(45,441)	4/16/25	12	—
SCB	GBP	(120,000)	USD	154,823	4/16/25	—	(182)
SSB	AUD	(865,000)	USD	543,559	4/16/25	2,994	—
SSB	AUD	46,000	USD	(28,680)	4/16/25	67	—
SSB	AUD	18,000	USD	(11,323)	4/16/25	—	(74)
SSB	GBP	(104,000)	USD	134,847	4/16/25	510	—
SSB	HKD	9,363,000	USD	(1,205,046)	4/16/25	—	(1,208)
SSB	HKD	4,104,000	USD	(527,349)	4/16/25	319	—
SSB	JPY	11,334,000	USD	(73,543)	4/16/25	2,157	—
SSB	JPY	(43,405,000)	USD	285,405	4/16/25	—	(4,498)
SSB	JPY	(6,550,000)	USD	43,847	4/16/25	99	—
SSB	JPY	28,151,000	USD	(188,315)	4/16/25	—	(293)
SSB	KRW	393,571,000	USD	(270,931)	4/16/25	—	(3,704)
SSB	SGD	108,000	USD	(79,168)	4/16/25	1,288	—
SSB	SGD	(126,000)	USD	93,536	4/16/25	—	(329)
SSB	SGD	481,000	USD	(361,610)	4/16/25	—	(3,282)
UBS	AUD	188,000	USD	(115,671)	4/16/25	1,815	—
UBS	AUD	(188,000)	USD	118,182	4/16/25	695	—
UBS	CAD	5,774,000	USD	(4,021,902)	4/16/25	—	(6,404)
UBS	CHF	109,000	USD	(120,870)	4/16/25	2,571	—
UBS	EUR	616,000	USD	(644,390)	4/16/25	22,260	—
UBS	EUR	975,000	USD	(1,063,453)	4/16/25	—	(8,282)
UBS	GBP	(473,000)	USD	612,005	4/16/25	1,030	—
UBS	HKD	6,565,000	USD	(844,752)	4/16/25	—	(664)
UBS	HKD	1,037,000	USD	(133,273)	4/16/25	58	—
UBS	JPY	21,696,000	USD	(141,179)	4/16/25	3,729	—
UBS	JPY	(7,519,000)	USD	48,803	4/16/25	—	(1,417)
Total Foreign Currency Exchange Contracts						$320,764	$(304,389)
LVIP BlackRock Real Estate Fund–3

LVIP BlackRock Real Estate Fund
Schedule of Investments (continued)
Foreign Currency Exchange Contracts (continued)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:
AUD–Australian Dollar
BCLY–Barclays Bank
BOA–Bank of America
CAD–Canadian Dollar
CHF–Swiss Franc
CITI–Citigroup Global Markets
DB–Deutsche Bank
EUR–Euro
GBP–British Pound Sterling
GSI–Goldman Sachs International
HKD–Hong Kong Dollar
HSBC–Hong Kong and Shanghai Banking Corporation
ILS–Israeli Shekel
JPMC–JPMorgan Chase
JPY–Japanese Yen
KRW–South Korean Won
NOK–Norwegian Krone
NZD–New Zealand Dollar
REIT–Real Estate Investment Trust
SCB–Standard Chartered Bank
SEK–Swedish Krona
SGD–Singapore Dollar
SSB–State Street Bank
USD–United States Dollar
LVIP BlackRock Real Estate Fund–4